COMMITMENTS AND CONTINGENCIES (Details Narrative)			1 Months Ended	6 Months Ended		12 Months Ended
	Jul. 26, 2021 USD ($) ft²	Jul. 10, 2020 USD ($) shares	Apr. 30, 2018 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 24, 2021 USD ($)	Mar. 02, 2021 USD ($)
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Area of Lease | ft²	40,000
Operating lease right of use asset				$ 4,534,593		$ 4,689,931	$ 4,925,765	$ 4,980,104
Operating lease liability				5,159,253		5,239,812		$ 4,980,104
Rentable Space | ft²	30,000
Security deposit payment	$ 600,000
Accrued expenses				302,108		453,023	618,093
Security deposit reduce amount	$ 50,000			50,000			$ (600,000)
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Annual salary			$ 249,260
Annual Car allowance			$ 18,000
Percentage of gross revenue			1.00%
Compensation to be paid in addition to base salary in separation payments		$ 75,000		75,000
Payment under the separation agreement		747,788		747,788
Lump sum payment owed under separation agreement									$ 124,631
Accrued expenses				45,710		$ 228,673
Current life insurance		$ 1,200		1,200
Unvested options amount | shares		50,358
Value of unvested options exercisable		$ 95,127
Legal Fees		$ 17,000		$ 400